UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH 43219		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:	(614) 470-8000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/07

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (5.9%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$17,052	$17,049

Total Commercial Paper (Amortized Cost $17,052)		17,049

Common Stocks (93.3%)
Aerospace/Defense (2.7%)
United Technologies Corp.	108,000	7,881

Automotive (1.4%)
Ford Motor Co. (b)	471,600	4,013

Banks (2.5%)
Bank of America Corp.	150,100	7,118

Beverages (6.6%)
Coca-Cola Co.	153,100	7,978
Diageo plc, ADR	53,900	4,403
PepsiCo, Inc.	100,900	6,621
		19,002
Biotechnology (1.0%)
Gilead Sciences, Inc. (b)	80,000	2,978

Brokerage Services (2.8%)
Charles Schwab Corp.	397,146	7,994

Building Materials (0.6%)
USG Corp. (b)	38,869	1,613

Chemicals (2.2%)
PPG Industries, Inc.	84,700	6,460

Coal (1.3%)
Peabody Energy Corp.	86,620	3,661

Computers & Peripherals (5.6%)
Dell, Inc. (b)	147,775	4,133
Network Appliance, Inc. (b)	135,800	3,848
Seagate Technology	346,005	8,135
		16,116
Cosmetics & Toiletries (2.2%)
Procter & Gamble Co.	104,175	6,444

Electronics (4.6%)
General Electric Co.	343,242	13,304

Engineering (1.1%)
ABB Ltd., ADR	138,300	3,329

Environmental Control (1.4%)
Waste Management, Inc.	108,500	4,126

Financial Services (3.0%)
Ambac Financial Group, Inc.	31,535	2,118
Capital One Financial Corp.	1	0
Legg Mason, Inc.	74,355	6,692
		8,810
Health Care (1.1%)
Medtronic, Inc.	65,925	3,340

Heavy Machinery (3.6%)
Caterpillar, Inc.	133,205	10,497

Home Builders (0.6%)
Toll Brothers, Inc. (b)	85,200	1,868

Insurance (2.4%)
American International Group, Inc.	107,325	6,888

See notes to schedules of investments.

Security Description	Shares	Value
Internet Business Services (3.2%)
Google, Inc., Class A (b)	13,500	$6,885
Juniper Networks, Inc. (b)	80,600	2,415
		9,300
Internet Service Provider (0.9%)
Yahoo, Inc. (b)	112,816	2,623

Investment Companies (1.7%)
Franklin Resources, Inc.	16,600	2,114
The Blackstone Group LP (b)	113,600	2,728
		4,842
Machine-Diversified (0.9%)
Rockwell Automation, Inc.	35,488	2,484

Manufacturing-Miscellaneous (1.3%)
Textron, Inc.	32,727	3,695

Media (1.1%)
Viacom, Inc., Class B (b)	85,800	3,286

Mining (2.7%)
Newmont Mining Corp.	186,300	7,778

Oil & Gas Exploration-Production & Services (5.8%)
Chesapeake Energy Corp.	146,200	4,977
Transocean, Inc. (b)	109,920	11,811
		16,788
Oilfield Services & Equipment (7.8%)
BJ Services Co.	81,199	2,123
Halliburton Co.	254,770	9,177
Schlumberger Ltd.	120,488	11,413
		22,713
Pharmaceuticals (5.2%)
Johnson & Johnson	42,800	2,590
Merck & Co., Inc.	102,500	5,089
Pfizer, Inc.	188,050	4,421
Wyeth	59,651	2,894
		14,994
Retail-Specialty Stores (1.7%)
The Home Depot, Inc.	100,100	3,721
Tiffany & Co.	23,650	1,141
		4,862
Semiconductors (9.7%)
Intel Corp.	550,900	13,012
STMicroelectronics N.V., NY Shares	202,100	3,468
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	614,349	6,236
Texas Instruments, Inc.	151,300	5,324
		28,040
Transportation Services (3.2%)
United Parcel Service, Inc., Class B	120,875	9,153

Utilities-Electric (1.4%)
Exelon Corp.	56,100	3,935

Total Common Stocks (Cost $250,732)		269,935

Investment Companies (0.0%)
Bank of New York Cash Reserve Fund(c), 2.40%	$49,709	50

Total Investment Companies (Cost $50)		50

See notes to schedules of investments.

Total Investments (Cost $267,834) — 99.2%	287,034

Other assets in excess of liabilities — 0.8%	2,247

NET ASSETS — 100.0%	$289,281

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedules of Portfolio Investments

July 31, 2007 (Unaudited)

At July 31, 2007, the cost basis for federal income taxes purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Costs of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Institutional Diversified Stock Fund	$268,912	$23,115	$(4,993)	$18,122

The following is a summary of significant accounting policies followed by the Victory Institutional Funds (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable.  If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value.  Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.  Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”).  Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities.  The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest).  If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a “when-issued” basis.  When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  No interest accrues to the Fund until the transaction settles and payment takes place.  Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	September 28, 2007

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 28, 2007

* Print the name and title of each signing officer under his or her signature.